Concentration of risks	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Risks and Uncertainties [Abstract]
Concentration of risks

3. Concentration of risks

(a) Concentration of credit risk

Financial instruments that potentially subject the Group to a significant concentration of credit risk consist primarily of cash and cash equivalents. As of September 30, 2025 and March 31, 2025, RMB1,393,400 (US$195,730) and RMB16,579,930 were deposited with financial institutions located in the PRC, respectively, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank. As of September 30, 2025 and March 31, 2025, RMB639,715 (US$89,860) and nil of the Group’s cash and cash equivalents held by financial institutions were uninsured, respectively. While the Group believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

(b) Currency convertibility risk

All of the Group’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. All of foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

(c) Concentration of customers and suppliers

Major Customers

For the six months ended September 30, 2025 and 2024, no customer accounted for more than 10% of total revenues.

Major Suppliers

For the six months ended September 30, 2025, two suppliers accounted for approximately 65.1% and 12.5% of the total purchases, respectively.

For the six months ended September 30, 2024, three suppliers accounted for approximately 37.9%, 33.8% and 10.4% of the total purchase.

As of September 30, 2025 and March 31, 2025, two suppliers accounted for approximately 79.3% and 14.6% and no supplier accounted more than 10% of total accounts payable, respectively.

3. Concentration of risks

(a) Concentration of credit risk

Financial instruments that potentially subject the Group to a significant concentration of credit risk consist primarily of cash and cash equivalents. As of March 31, 2025 and 2024, RMB16,579,930 (US$2,328,969) and RMB15,642,560 were deposited with financial institutions located in the PRC, respectively, where there is a RMB500,000 (US$70,235) deposit insurance limit for a legal entity’s aggregated balance at each bank. As of March 31, 2025 and 2024, nil and RMB12,885,487 of the Group’s cash and cash equivalents held by financial institutions were uninsured, respectively. While the Group believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

(b) Currency convertibility risk

All of the Group’s operating activities are settled in RMB, which is not freely convertible into foreign currencies. All of foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with supporting documents.

(c) Concentration of customers and suppliers

Major Customers

For the year ended March 31, 2025 and 2024, no customer accounted more than 10% of total revenues, respectively.

Major Suppliers

For the year ended March 31, 2025, six suppliers accounted for approximately 14.7%, 10.5%, 13.7%, 10.1%, 13.4% and 14.5% of the total purchases, respectively.

For the year ended March 31, 2024, two suppliers accounted for approximately 34.2% and 32.6% of the total purchases, respectively.

As of March 31, 2025 and 2024, no supplier accounted more than 10% of total accounts payable.